UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022


13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900


Signature, Place and Date of Signing:

/s/ John A. Rogers                  New York, N.Y.           November 10, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                        NONE


     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $363,923.26
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



[Repeat as necessary.]

                                                            FORM 13F INFORMATION TABLE

                                                                September 30, 2003
           COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MGRS   SOLE   SHARED   NONE
ACTION PERFORMANCE COMPANIES I     Common       4933107     2444.00   100000              SOLE     N/A     X
ALLIANT ENERGY CORPORATIONCMN      Common       18802108    2640.00   120000              SOLE     N/A     X
AMR CORP (DEL)CMN                  Common       1765106     3148.75   275000              SOLE     N/A     X
ASHFORD HOSPITALITY TRUST INCC     Common       44103109    2242.50   250000              SOLE     N/A     X
BP PLCSPONSORED ADR CMN         Sponsored ADR   55622104    5473.00   130000              SOLE     N/A     X
CAPITAL ONE FINANCIAL CORPCMN      Common       14040H105   5704.00   100000              SOLE     N/A     X
CHUBB CORPCMN                      Common       171232101   7136.80   110000              SOLE     N/A     X
CIRCUIT CITY STORES, INC.CMN       Common       172737108   3812.00   400000              SOLE     N/A     X
COCA-COLA COCMN                    Common       191216100  15036.00   350000              SOLE     N/A     X
COSTCO WHOLESALE CORPORATIONCM     Common       22160K105  14017.50   450000              SOLE     N/A     X
DRUGSTORE.COM INC                  Common       262241102   1721.25   225000              SOLE     N/A     X
DTE ENERGY COMPANYCMN              Common       233331107   8853.60   240000              SOLE     N/A     X
EMMIS COMMUNICATIONS CORPCL-A   Common Class A  291525103   5060.00   250000              SOLE     N/A     X
ENSCO INTERNATIONAL INC            Common       26874Q100   2547.90    95000              SOLE     N/A     X
EXELON CORPCMN                     Common       30161N101   9525.00   150000              SOLE     N/A     X
FIFTH THIRD BANCORPCMN             Common       316773100   3332.40    60000              SOLE     N/A     X
FINISH LINE INC CL-ACMN CLASS   Common Class A  317923100   2367.00    90000              SOLE     N/A     X
FIRSTENERGY CORP                   Common       337932107   5742.00   180000              SOLE     N/A     X
FRIEDMAN, BILLINGS, RAMSEY GRO     Common       358434108   4312.50   250000              SOLE     N/A     X
GENERAL MOTORS CORPORATIONCMN      Common       370442105  11665.05   285000              SOLE     N/A     X
GOLD BANC CORPORATION INC          Common       379907108   1001.55    82500              SOLE     N/A     X
GOLDEN WEST FINANCIAL CORPCMN      Common       381317106   5370.60    60000              SOLE     N/A     X
HARLEY-DAVIDSON INCCMN             Common       412822108   3615.00    75000              SOLE     N/A     X
HARTFORD FINANCIAL SRVCS GROUP     Common       416515104   9999.70   190000              SOLE     N/A     X
HAVERTY FURNITURE COS INC          Common       419596101   1828.00   100000              SOLE     N/A     X
HEARST-ARGYLE TEL INC              Common       422317107   1210.00    50000              SOLE     N/A     X
HOLLYWOOD ENTERTAINMENT CORPCM     Common       436141105   4250.00   250000              SOLE     N/A     X
HOME DEPOT INCCMN                  Common       437076102  15128.75   475000              SOLE     N/A     X
INTL SPEEDWAY CORP-CL ACMN CLA  Common Class A  460335201   2194.50    50000              SOLE     N/A     X
J. JILL GROUP INC                  Common       466189107   7855.05   678915              SOLE     N/A     X
J.C. PENNEY CO INC (HLDNG CO)C     Common       708160106  10150.75   475000              SOLE     N/A     X
LEHMAN BROTHERS HOLDINGS INCCM     Common       524908100   5181.00    75000              SOLE     N/A     X
LIBERTY MEDIA CORP NEWCMN SERI     Common       530718105   7726.75   775000              SOLE     N/A     X
LIN TV CORPCMN CLASS A          Common Class A  532774106   2126.00   100000              SOLE     N/A     X
LOCKHEED MARTIN CORPCMN            Common       539830109   1384.50    30000              SOLE     N/A     X
LOWES COMPANIES INCCMN             Common       548661107   4671.00    90000              SOLE     N/A     X
MAX RE CAPITAL LTDCMN              Common       G6052F103   1702.00   100000              SOLE     N/A     X
MC DONALDS CORPCMN                 Common       580135101   8239.00   350000              SOLE     N/A     X
METRO GOLDWYN-MAYER INCCMN         Common       591610100  11505.00   750000              SOLE     N/A     X
MI DEVELOPMENTS INC.CMN            Common       55304X104   4540.00   200000              SOLE     N/A     X
MICHAELS STORES INCCMN             Common       594087108   1019.00    25000              SOLE     N/A     X
NATIONAL COMMERCE FINL CORPCMN     Common       63545P104   3605.11   144900              SOLE     N/A     X
NATIONAL FINANCIAL PARTNERSCMN     Common       63607P208   3375.00   125000              SOLE     N/A     X
NAUTILUS GROUP, INC (THE)CMN       Common       63910B102   2839.50   225000              SOLE     N/A     X
NEWMONT MNG CORP HLDNG COCMN       Common       651639106   5863.50   150000              SOLE     N/A     X
NIKE CLASS-BCMN CLASS B         Common Class B  654106103   6082.00   100000              SOLE     N/A     X
P G & E CORPORATIONCMN             Common       69331C108  13623.00   570000              SOLE     N/A     X
PATTERSON-UTI ENERGY INCORD CM     Common       703481101   4737.25   175000              SOLE     N/A     X
PROSPERITY BANCSHARES INC          Common       743606105   2557.20   120000              SOLE     N/A     X
PROVIDIAN FINANCIAL CORPCMN        Common       74406A102   8842.50   750000              SOLE     N/A     X
RADIO ONE INCCMN CLASS D NON V  Common Class D  75040P405   1436.00   100000              SOLE     N/A     X
SCOTTISH ANNTY & LIFE HDGS LTD       Ord        G7885T104   3018.75   125000              SOLE     N/A     X
SLM CORPORATIONCMN                 Common       78442P106   9740.00   250000              SOLE     N/A     X
SPANISH BROADCASTING SYSTEMINC  Common Class A  846425882   1485.75   175000              SOLE     N/A     X
STAPLES, INC.CMN                   Common       855030102   5960.00   250000              SOLE     N/A     X
TAUBMAN CENTERS INC                Common       876664103   1960.00   100000              SOLE     N/A     X
TRAVELERS PROPERTY CASUALTYCOR  Common Class A  89420G109   3176.00   200000              SOLE     N/A     X
TXU CORPCMN                        Common       873168108   4240.80   180000              SOLE     N/A     X
UCBH HOLDINGS INCCMN               Common       90262T308   3022.00   100000              SOLE     N/A     X
UGC EUROPE INCCMN                  Common       90268P102   5243.00   100000              SOLE     N/A     X
UNIONBANCAL CORPORATIONCMN         Common       908906100   6200.00   125000              SOLE     N/A     X
UNUMPROVIDENT CORPORATIONCMN       Common       91529Y106   5908.00   400000              SOLE     N/A     X
VIACOM INC CL-B COMMONCMN CLAS  Common Class B  925524308  15320.00   400000              SOLE     N/A     X
WEATHERFORD INTERNATIONAL, LTD     Common       G95089101   2833.50    75000              SOLE     N/A     X
WILLIS GROUP HOLDINGS LTDCMN       Common       G96655108  15375.00   500000              SOLE     N/A     X
                                                          363923.26


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